Income Tax Expense - Deferred Tax Charged to Other Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Income tax relating to components of other comprehensive income [abstract]
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	$ (12,559)		$ 30,459	$ 34,794
Remeasurement of defined benefit obligations	44,447		(2,999)	(10,398)
Total	$ 31,888	$ 1,038	$ 27,460	$ 24,396